Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
NOTE 18:-	FINANCIAL INSTRUMENTS

a.	Financial assets:

Financial assets at amortized cost:

	December 31,
	2023	2022
	USD in thousands
Trade and other assets	14,950	25,729
Restricted bank deposit	61	1,516
Total current assets	15,011	27,245
Long-term deposit	328	3,002
Total non-current assets	328	3,002

b.	Other financial liabilities:

Other financial liabilities at amortized cost:
Short-term loans (1)	11,878	13,432
Convertible loans	14,449	-
Trade payables	9,867	13,771
Other accounts payable	32,427	25,322
Liabilities for government grants	412	1,289
Total other financial liabilities at amortized cost	69,033	53,814

Total current liabilities	68,886	52,927
Total non-current liabilities	147	887

(1)	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-4.85%.

c.	Financial risk management objectives and policies:

The Company’s principal financial liabilities, other than derivatives, are comprised of loans and borrowings, receivables and financial guarantee contracts. The main purpose of these financial liabilities is to finance the Company’s operations and to provide guarantees to support its operations. The Company’s principal financial assets include cash and short-term deposits that derive directly from financing rounds and convertible loans.

The Company is exposed to market risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks. The Company established a financial risk committee that advises senior management on financial risks and the appropriate financial risk governance framework for the Company. The financial risk committee provides assurance to the senior management that the Company’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies and objectives. All derivative activities for risk management purposes are carried out by specialist teams that have the appropriate skills, experience and supervision. It is the Company’s policy that no trading in derivatives for speculative purposes may be undertaken.

d.	Financial risks factors:

The Group’s activities expose it to various financial risks such as market risks (foreign currency risk, interest risk and price risk), credit risk and liquidity risk. The Group’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Group’s financial performance.

Risk management is performed by the Company’s CEO.

1.	Exchange rate risk:

The Group operates internationally and is therefore exposed to exchange rate risk arising from exposure to various foreign currencies, mainly the USD and the Euro. Exchange rate risk arises from future commercial contracts, recognized assets and liabilities that are denominated in a foreign currency other than the functional currency and net investments in foreign operations.

2.	Credit risk:

As of December 31, 2023, cash and cash equivalents amounted to $3,522 thousand. The entire cash and cash equivalents are invested with high quality financial institutions. The Company and the subsidiaries monitor customer debts on an ongoing basis and include specific allowances for doubtful accounts which adequately reflect the loss inherent in debts whose collection is doubtful as per the estimate of the Company and the subsidiaries.

3.	Liquidity risk:

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of overdrafts and loans (see also Note 1d).

4.	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term liabilities with floating interest. The Company manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans (see also note 1d).

e.	Fair value:

The carrying amount of cash and cash equivalent, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximates their fair value.